UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/1999 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT INTERNATIONAL
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2495

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      05/11/1999

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1                        Grantham, Mayo, van Otterloo & Co.
 2                        John A. Levin Company
 3                        Loomis, Sayles and Co.
 4                        Numeric Investors, L.P.
 5			  Westpeak Investment Advisers
I AM SIGNING THIS REPORT AS REQUIED BY THE SECURITIES EXCHNAGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                 0
FORM 13F Information Table Value Total:                                     0.00

List of other Included Managers:
 NONE